Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	ADVISORS’ INNER CIRCLE FUND II
Entity Central Index Key	dei_EntityCentralIndexKey	0000890540
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2024
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2024
Prospectus Date	rr_ProspectusDate	May 01, 2024
CHAMPLAIN SMALL COMPANY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Champlain Small Company Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Champlain Small Company Fund (the “Small Company Fund” or the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small companies. For purposes of this policy, a small company is a company that, at the time of initial purchase, is included in either the S&P SmallCap 600 or the Russell 2000 Index, or that has a market capitalization that falls within the range of the Russell 2000 Index as measured as of the index’s most recent annual reconstitution. The Fund seeks capital appreciation by investing mainly in common stocks of small companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottom-up investment process, which focuses on an analysis of individual companies, the Adviser expects to identify a diversified portfolio of small companies which trade at a discount to their estimated intrinsic, or fair values. The Adviser seeks to mitigate company specific risk by limiting position sizes to 5% of the Fund’s total assets at market value. The Adviser may sell a security when it reaches the Adviser’s estimate of its fair value or when new information or fresh perspective about a security invalidates the Adviser’s original thesis for making the investment. Additionally, the Adviser may also sell securities in order to maintain the 5% limit on position sizes or when exposure to a sector exceeds the Adviser’s sector weight rules, which require that each of the five major sectors (healthcare, consumer, technology, industrial and financial) represent (i) no more than the greater of 25% of the Fund’s total assets or 125% of the sector’s weighting in the S&P SmallCap 600 Index; and (ii) no less than 75% of the sector’s weighting in the S&P SmallCap 600 Index. The Fund is broadly diversified and seeks to create value primarily through favorable stock selection.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Advisor Shares’ performance from year to year for the past 10 years and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.cipvt.com or by calling 1.866.773.3238.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Advisor Shares’ performance from year to year for the past 10 years and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.866.773.3238
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER 12/31/2020	26.45%
WORST QUARTER 3/31/2020	(24.45)%

The performance information shown above is based on a calendar year. The Fund’s Advisor Shares’ performance from 1/1/24 to 3/31/24 was 2.84%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended 12.31.23
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Advisor Shares. After-tax returns for Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns for the periods ended December 31, 2023 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for Advisor Shares. After-tax returns for Institutional Shares will vary.

CHAMPLAIN SMALL COMPANY FUND | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

CHAMPLAIN SMALL COMPANY FUND | Small-Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-Capitalization Company Risk – The Fund is also subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

CHAMPLAIN SMALL COMPANY FUND | Active Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

CHAMPLAIN SMALL COMPANY FUND | Equity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

CHAMPLAIN SMALL COMPANY FUND | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
CHAMPLAIN SMALL COMPANY FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency.
CHAMPLAIN SMALL COMPANY FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CIPNX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
1 Year	rr_AverageAnnualReturnYear01	14.28%
5 Years	rr_AverageAnnualReturnYear05	9.78%
10 Years	rr_AverageAnnualReturnYear10	8.50%
Since Inception	rr_AverageAnnualReturnSinceInception	9.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2004
CHAMPLAIN SMALL COMPANY FUND | Advisor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CIPSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,523
Annual Return 2014	rr_AnnualReturn2014	4.07%
Annual Return 2015	rr_AnnualReturn2015	(1.21%)
Annual Return 2016	rr_AnnualReturn2016	28.03%
Annual Return 2017	rr_AnnualReturn2017	10.58%
Annual Return 2018	rr_AnnualReturn2018	(3.18%)
Annual Return 2019	rr_AnnualReturn2019	25.00%
Annual Return 2020	rr_AnnualReturn2020	24.13%
Annual Return 2021	rr_AnnualReturn2021	12.42%
Annual Return 2022	rr_AnnualReturn2022	(20.82%)
Annual Return 2023	rr_AnnualReturn2023	14.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Advisor Shares’ performance from 1/1/24 to 3/31/24
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.45%)
1 Year	rr_AverageAnnualReturnYear01	14.00%
5 Years	rr_AverageAnnualReturnYear05	9.50%
10 Years	rr_AverageAnnualReturnYear10	8.30%
Since Inception	rr_AverageAnnualReturnSinceInception	9.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2004
CHAMPLAIN SMALL COMPANY FUND | Advisor Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.34%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	6.77%
Since Inception	rr_AverageAnnualReturnSinceInception	8.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2004
CHAMPLAIN SMALL COMPANY FUND | Advisor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.43%
5 Years	rr_AverageAnnualReturnYear05	7.37%
10 Years	rr_AverageAnnualReturnYear10	6.39%
Since Inception	rr_AverageAnnualReturnSinceInception	7.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2004
CHAMPLAIN SMALL COMPANY FUND | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Since Inception	rr_AverageAnnualReturnSinceInception	7.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2004
CHAMPLAIN MID CAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Champlain Mid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Champlain Mid Cap Fund (the “Mid Cap Fund” or the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of medium-sized companies. For purposes of this policy, a medium-sized company is a company that, at the time of initial purchase, is included in either the S&P MidCap 400 or the Russell Midcap Index, or that has a market capitalization that falls within the range of the Russell Midcap Index as measured as of the index’s most recent annual reconstitution. The Fund seeks capital appreciation by investing mainly in common stocks of medium-sized companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottom-up investment process, which focuses on an analysis of individual companies, the Adviser expects to identify a diversified portfolio of medium-sized companies that trade at a discount to their estimated intrinsic, or fair values. The Adviser seeks, under normal circumstances, to mitigate company-specific risk by limiting position sizes to 5% of the Fund’s total assets at market value. The Adviser may sell a security when it reaches the Adviser’s estimate of its fair value or when new information or fresh perspective about a security invalidates the Adviser’s original thesis for making the investment. The Adviser may also sell securities in order to maintain the 5% limit on position sizes or when exposure to a sector exceeds the Adviser’s sector weight rules, which require that each of the five major sectors (healthcare, consumer, technology, industrial and financial) represent no more than 25% of the Fund’s total assets. The Fund is broadly diversified and the Adviser seeks to create value primarily through favorable stock selection.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Advisor Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.cipvt.com or by calling 1.866.773.3238.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Advisor Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.866.773.3238
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER 6/30/2020	26.33%
WORST QUARTER 6/30/2022	(19.57)%

The performance information shown above is based on a calendar year. The Fund’s Advisor Shares’ performance from 1/1/24 to 3/31/24 was 9.73%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended 12.31.23
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Advisor Shares. After-tax returns for Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns for the periods ended December 31, 2023 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor Shares. After-tax returns for Institutional Shares will vary.

CHAMPLAIN MID CAP FUND | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

CHAMPLAIN MID CAP FUND | Active Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

CHAMPLAIN MID CAP FUND | Equity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

CHAMPLAIN MID CAP FUND | Mid-Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Capitalization Company Risk – The Fund is also subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The medium-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

CHAMPLAIN MID CAP FUND | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
CHAMPLAIN MID CAP FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency.
CHAMPLAIN MID CAP FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CIPIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,037
1 Year	rr_AverageAnnualReturnYear01	15.66%	[3]
5 Years	rr_AverageAnnualReturnYear05	11.76%	[3]
10 Years	rr_AverageAnnualReturnYear10	10.88%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.24%	[3]
CHAMPLAIN MID CAP FUND | Advisor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CIPMX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,329
Annual Return 2014	rr_AnnualReturn2014	7.69%
Annual Return 2015	rr_AnnualReturn2015	1.18%
Annual Return 2016	rr_AnnualReturn2016	18.38%
Annual Return 2017	rr_AnnualReturn2017	19.22%
Annual Return 2018	rr_AnnualReturn2018	3.53%
Annual Return 2019	rr_AnnualReturn2019	26.26%
Annual Return 2020	rr_AnnualReturn2020	29.00%
Annual Return 2021	rr_AnnualReturn2021	24.60%
Annual Return 2022	rr_AnnualReturn2022	(26.51%)
Annual Return 2023	rr_AnnualReturn2023	15.35%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Advisor Shares’ performance from 1/1/24 to 3/31/24
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.57%)
1 Year	rr_AverageAnnualReturnYear01	15.35%	[4]
5 Years	rr_AverageAnnualReturnYear05	11.46%	[4]
10 Years	rr_AverageAnnualReturnYear10	10.60%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	11.01%	[4]
CHAMPLAIN MID CAP FUND | Advisor Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.27%
5 Years	rr_AverageAnnualReturnYear05	10.19%
10 Years	rr_AverageAnnualReturnYear10	9.04%
Since Inception	rr_AverageAnnualReturnSinceInception	9.61%
CHAMPLAIN MID CAP FUND | Advisor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.15%
5 Years	rr_AverageAnnualReturnYear05	8.90%
10 Years	rr_AverageAnnualReturnYear10	8.20%
Since Inception	rr_AverageAnnualReturnSinceInception	8.84%
CHAMPLAIN MID CAP FUND | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.23%	[5]
5 Years	rr_AverageAnnualReturnYear05	12.68%	[5]
10 Years	rr_AverageAnnualReturnYear10	9.42%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	9.82%	[5]
CHAMPLAIN STRATEGIC FOCUS FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Champlain Strategic Focus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Champlain Strategic Focus Fund (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period from October 16, 2023 (commencement of Fund operations) to December 31, 2023, the Fund’s portfolio turnover rate was 6.30% of the average value of its portfolio.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in securities of medium- to large-sized companies. For purposes of this strategy, a medium-sized company is a company that, at the time of initial purchase, is included in either the S&P MidCap 400 or the Russell Midcap Index, or that has a market capitalization that falls within the range of the Russell Midcap Index as measured as of the index’s most recent annual reconstitution, while a large-sized company would be any whose market capitalization falls above the range of the Russell Midcap Index as measured as of the index’s most recent annual reconstitution. The Fund may also invest in securities of small-sized companies, which the Adviser considers to be a company that, at the time of initial purchase, is included in either the S&P SmallCap 600 or the Russell 2000 Index, or that has a market capitalization that falls within the range of the Russell 2000 Index as measured as of the index’s most recent annual reconstitution.

The Fund seeks capital appreciation by investing mainly in common stocks of companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. The Adviser’s stock selection process seeks to manage business model and valuation risk and includes three analytical steps: sector factors (making qualitative judgements targeting attractive business models), company attributes (analyzing business model, competitive landscape and management) and valuation analysis (employing a multi-faceted approach including discounted cash flow analysis). The Adviser seeks, under normal circumstances, to mitigate company-specific risk by limiting position sizes. Through the consistent execution of a fundamental bottom-up investment process, which focuses on an analysis of individual companies, the Adviser expects to identify a portfolio of fifteen (15) to thirty (30) mid- to large-sized companies that trade at a discount to their estimated intrinsic, or fair values. The Fund may pursue a “growth style” of investing, meaning that the Fund may invest in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.

The Adviser may sell a security when it reaches the Adviser’s estimate of its fair value or based on new information or analyses about a security. The Adviser may also sell securities in order to limit position sizes or to reduce sector exposure.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on October 16, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at www.cipvt.com or by calling 1.866.773.3238.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on October 16, 2023, and therefore does not have performance history for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.866.773.3238
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
CHAMPLAIN STRATEGIC FOCUS FUND | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

CHAMPLAIN STRATEGIC FOCUS FUND | Small-Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-Capitalization Company Risk – The Fund is also subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

CHAMPLAIN STRATEGIC FOCUS FUND | Active Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

CHAMPLAIN STRATEGIC FOCUS FUND | Equity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

CHAMPLAIN STRATEGIC FOCUS FUND | Mid-Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Capitalization Company Risk – The Fund is also subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The medium-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

CHAMPLAIN STRATEGIC FOCUS FUND | Large-Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Company Risk – The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, the growth rates of investments in these large-sized companies may lag the growth rates of well-managed smaller companies during strong economic periods.

CHAMPLAIN STRATEGIC FOCUS FUND | Growth Investment Style Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Investment Style Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

CHAMPLAIN STRATEGIC FOCUS FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk – The Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the diversification requirements for classification as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

CHAMPLAIN STRATEGIC FOCUS FUND | New Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

CHAMPLAIN STRATEGIC FOCUS FUND | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
CHAMPLAIN STRATEGIC FOCUS FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency.
CHAMPLAIN STRATEGIC FOCUS FUND | Advisor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CIPRX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	5.48%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.43%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,448
CHAMPLAIN STRATEGIC FOCUS FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CIPTX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	5.48%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.43%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,378
Sprucegrove International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Sprucegrove International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Sprucegrove International Equity Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not charge any fees paid directly from your investment (including those commonly described as Load or Sales Charges). You may, however, be required to pay commissions and/or other forms of compensation to a broker for transactions in shares of the Fund, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of the Fund’s 80% investment policy, equity securities include common and preferred stock, warrants and rights, securities convertible into other equity securities, and securities of other investment companies. The Fund may invest in equity securities of companies of any market capitalization.

Under normal market conditions: (i) the Fund will invest in securities of issuers tied economically to at least six different countries excluding the United States; and (ii) substantially all of the Fund’s assets will be invested outside of the United States. The Fund may invest in securities of issuers tied economically to emerging markets, which Sprucegrove Investment Management Ltd. (the “Adviser”), the Fund’s investment adviser, identifies by reference to emerging market countries included in the MSCI EAFE + Emerging Markets Index (“Emerging Markets”).

The Adviser employs a value approach to managing the Fund’s assets, emphasizing long-term investment and focusing on the selection of individual securities using a bottom-up, research driven approach. Country and sector exposures result from this stock-selection process. The Adviser will consider a company for inclusion in the Fund’s portfolio if the company meets the Adviser’s standards of investment quality, including what the Adviser considers to be a history of above average financial performance, a secure financial position, reputable management, and a growth opportunity in terms of sales, earnings, and share price. The Adviser’s valuation criteria include normalized price earnings multiples, price-to-book ratios and dividend yield. The Adviser may sell a security, among other reasons, if it considers the security’s market valuation to be too high, if it develops a less favorable view of the issuer or if it views other opportunities to be more attractive.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to June 1, 2022, the Fund operated as a master fund to the Sprucegrove International Equity Fund (the “Registered Feeder Fund”), a liquidated series of the Trust managed by the Adviser, and The Sprucegrove Group Trust (the “Predecessor Fund”), another investment vehicle managed by the Adviser. The Fund acquired substantially all of the assets of the Predecessor Fund on March 22, 2021 in exchange for shares of the Fund, and the Fund commenced operations on such date. Accordingly, the performance shown in the bar chart and performance table below prior to March 22, 2021 is the performance of the Predecessor Fund, which commenced operations on December 1, 1994, having succeeded to the operations of a predecessor which commenced operations on September 30, 1985 (September 30, 1985 being the “Predecessor Fund Inception Date”). The since-inception performance data in the performance table includes the performance of the Predecessor Fund’s predecessor. The Predecessor Fund was managed by the Adviser using investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of the Fund. However, the Predecessor Fund was not a registered mutual fund, and therefore was not subject to the same investment and tax restrictions as the Fund. If the Predecessor Fund operated as a registered mutual fund, the Predecessor Fund’s performance may have been lower. The Predecessor Fund’s performance has been adjusted to reflect the fees and expenses of the Registered Feeder Fund’s Institutional Class Shares in the bar chart, and the fees and expenses of the Registered Feeder Fund’s Investor Class Shares and Advisor Class Shares in the performance table. The Fund’s performance data from the commencement of its operations on March 22, 2021 through December 31, 2021 reflects the Fund’s expenses while it operated as a master fund. Such performance would be lower if the Fund’s current expenses were reflected.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the combined performance of the Fund and the Predecessor Fund from year to year, and by showing how average annual total returns of the Fund and Predecessor Fund for 1, 5 and 10 years and since inception compare with a broad measure of market performance. Of course, the Fund’s and the Predecessor Fund’s past performance do not necessarily indicate how the Fund will perform in the future. Since-inception returns for the index begin on the index’s inception date of March 31, 1986.

Updated performance information is available by calling toll-free to 1-844-SPRUCEG (777-8234).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the combined performance of the Fund and the Predecessor Fund from year to year, and by showing how average annual total returns of the Fund and Predecessor Fund for 1, 5 and 10 years and since inception compare with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-SPRUCEG (777-8234)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s and the Predecessor Fund’s past performance do not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER	WORST QUARTER
24.43%	(29.34)%
12/31/2020	3/31/2020

The performance information shown above is based on a calendar year. The performance for Institutional Class Shares from 01/01/24 to 03/31/24 was 1.96%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Class Shares. After-tax returns for Investor Class and Advisor Class Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the average annual total returns of the Fund and the Predecessor Fund for the periods ended December 31, 2023 to those of the MSCI EAFE Index, a broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for Institutional Class Shares. After-tax returns for Investor Class and Advisor Class Shares will vary.

Sprucegrove International Equity Fund | Active Management
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Sprucegrove International Equity Fund | Equity Security and Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Security and Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Sprucegrove International Equity Fund | Common Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Common Stock Risk — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

Sprucegrove International Equity Fund | International Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

International Investing Risk — Investing outside the United States involves considerations that create risks different than investing in the United States. These risks include, among other things, (i) less publicly available information; (ii) varying levels of governmental regulation and supervision; and (iii) the difficulty of enforcing legal rights in a non-U.S. jurisdiction and uncertainties as to the status, interpretation and application of laws. Moreover, in certain countries companies are not subject to uniform accounting, auditing and financial reporting disclosure standards, practices and requirements comparable to those applicable to United States companies.

Non-U.S. markets may also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Transaction costs of buying and selling non-U.S. securities, including brokerage, tax and custody costs, also are generally higher than those involved in U.S. transactions. Furthermore, non-U.S. financial markets, while generally growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many non-U.S. companies are less liquid and their prices more volatile than securities of comparable U.S. companies. In addition, periodic U.S. government restrictions on investments in issuers from certain non-U.S. countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Sprucegrove International Equity Fund | Emerging Markets Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Investing Risk — The Fund invests a portion of its assets in the securities of, or instruments providing exposure to Emerging Markets. The value of Emerging Market currencies and securities may be drastically affected by political developments in the country of issuance. In addition, the existing governments in the relevant countries could take actions that could have a negative impact on the Fund, including nationalization, expropriation, imposition of confiscatory taxation or regulatory or imposition of withholding taxes on interest payments.

Some of the countries in which the Fund may invest have experienced political, economic and/or social instability and dramatic swings in the value of their national currency and interest rates. There can be no assurance that such instability or such fluctuations will not occur in the future and, if they do occur, that they will not have a substantial adverse effect on the performance of the Fund.

Also, some Emerging Market country economies have a high dependence on a small group of markets or even a single market. Foreign investment in the Emerging Market countries is in some cases restricted. Certain Emerging Markets countries are particularly likely to require identifying information about entities and persons who have direct, or even indirect, exposure to the securities of issuers in those countries. Further, the securities markets of Emerging Market countries may be illiquid. Therefore, the Fund may not be able to sell Emerging Markets securities when the Fund desires to do so.

Sprucegrove International Equity Fund | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk — As a result of the Fund’s investments in securities or other investments being denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Sprucegrove International Equity Fund | Large Capitalization Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Risk — If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Sprucegrove International Equity Fund | Small and Medium Capitalization Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded OTC. OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Sprucegrove International Equity Fund | Convertible and Preferred Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities are subject to credit risk and prepayment risk. Credit risk is the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Prepayment risk is the risk that, in a declining interest rate environment, securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed above.

Sprucegrove International Equity Fund | Rights and Warrants Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Rights and Warrants Risk — Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Sprucegrove International Equity Fund | Investments in Other Investment Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investments in Other Investment Companies Risk — To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Sprucegrove International Equity Fund | Liquidity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed. The liquidity of the Fund’s investments may change over time.

Sprucegrove International Equity Fund | Investment Style Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Style Risk — The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate or differs from that of the market or other market participants, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to underperform the market for long periods of time.

Sprucegrove International Equity Fund | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk — The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

Sprucegrove International Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Sprucegrove International Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Sprucegrove International Equity Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPRNX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.32%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 993
Annual Return 2014	rr_AnnualReturn2014	(3.41%)
Annual Return 2015	rr_AnnualReturn2015	(9.27%)
Annual Return 2016	rr_AnnualReturn2016	11.71%
Annual Return 2017	rr_AnnualReturn2017	27.24%
Annual Return 2018	rr_AnnualReturn2018	(13.95%)
Annual Return 2019	rr_AnnualReturn2019	17.07%
Annual Return 2020	rr_AnnualReturn2020	3.82%
Annual Return 2021	rr_AnnualReturn2021	6.80%
Annual Return 2022	rr_AnnualReturn2022	(11.91%)
Annual Return 2023	rr_AnnualReturn2023	17.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.34%)
1 Year	rr_AverageAnnualReturnYear01	17.96%
5 Years	rr_AverageAnnualReturnYear05	6.17%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	9.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1985
Sprucegrove International Equity Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	5.66%
10 Years	rr_AverageAnnualReturnYear10	3.51%
Since Inception	rr_AverageAnnualReturnSinceInception	9.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1985
Sprucegrove International Equity Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.92%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	2.98%
Since Inception	rr_AverageAnnualReturnSinceInception	9.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1985
Sprucegrove International Equity Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPRVX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.32%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,170
1 Year	rr_AverageAnnualReturnYear01	17.78%
5 Years	rr_AverageAnnualReturnYear05	6.01%
10 Years	rr_AverageAnnualReturnYear10	3.60%
Since Inception	rr_AverageAnnualReturnSinceInception	9.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1985
Sprucegrove International Equity Fund | Advisor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPRDX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.34%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	370
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	658
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,479
1 Year	rr_AverageAnnualReturnYear01	17.46%
5 Years	rr_AverageAnnualReturnYear05	5.75%
10 Years	rr_AverageAnnualReturnYear10	3.34%
Since Inception	rr_AverageAnnualReturnSinceInception	9.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1985
Sprucegrove International Equity Fund | MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	4.28%
Since Inception	rr_AverageAnnualReturnSinceInception	7.51%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1986

[1]	Champlain Investment Partners, LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 1.30% and 1.05% of the average daily net assets of the Advisor Shares and the Institutional Shares, respectively, until April 30, 2025. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2025.
[2]	Champlain Investment Partners, LLC (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 1.20% and 0.95% of the average daily net assets of the Advisor Shares and the Institutional Shares, respectively, until April 30, 2025. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2025.
[3]	Institutional Shares of the Fund were offered beginning January 3, 2011.
[4]	Advisor Shares of the Fund were offered beginning June 30, 2008.
[5]	Index comparison begins June 30, 2008.
[6]	Other Expenses are based on estimated amounts for the current fiscal year.
[7]	Champlain Investment Partners, LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 1.10% and 0.85% of the average daily net assets of the Advisor Shares and the Institutional Shares, respectively, until April 30, 2025. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2025.
[8]	Sprucegrove Investment Management Ltd. (the “Adviser” or “Sprucegrove”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Rule 12b-1 and shareholder servicing fees) (collectively, “excluded expenses”)) from exceeding 0.60% of the average daily net assets of each of the Fund’s share classes until May 30, 2025 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of the Trust, for any reason at any time; or (ii) by the Adviser, upon sixty (60) days’ prior written notice to the Trust, effective as of the close of business on May 30, 2025.
[9]	Due to rounding, the amount shown for Advisor Class Shares does not correlate to the figure shown in the Fund’s Financial Highlights Table.
[10]	Index returns are shown beginning from the index’s inception date of March 31, 1986.